Trade and other receivables - Components (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables
Trade receivables	$ 823	$ 1,015
Other receivables and prepayments	230	259
Total trade and other current receivables	$ 1,053	$ 1,274	$ 1,227	$ 709